HEDGING INSTRUMENTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Fair value of the hedging instruments recorded as liability	$ 1,363	$ (799)
Payroll And Other Operating Expenses [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income related to the effective portion of its hedging instruments	(723)	(146)	1,023
Financial Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
The ineffective portion of the hedged instrument recorded as a financial income (loss)	$ (25)	$ (8)	$ 6